NATURE OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS

NOTE 1 - NATURE OF BUSINESS

GiveMePower Corporation (the “PubCo” or “Company”), a Nevada corporation, was incorporated on June 7, 2001. The Company operates and manages a portfolio of real estate and financial services assets and operations to empower black persons in the United States through financial tools and resources. Givemepower is primarily focus on: (1) creating and empowering local black businesses in urban America; and (2) creating real estate properties and businesses in opportunity zones and other distressed neighborhood across America. The Company intends to commence the Banking and financial services division of our business as soon as we have raised enough capital to acquire an operating bank. GiveMePower intends to become a financial technology company (FINTEC) business that (1) one-to-four branch federally licensed bank in each jurisdiction, (2) a machine learning (ML) and artificial intelligence (AI) enabled loan and insurance underwriting platform, (3) blockchain-powered transaction processing and payment systems, (4) cryptocurrency transaction processing platform, and (5) emerging cryptocurrency opportunities portfolio; giving access to the unbanked, underserved residents of majorly black communities across the United State. This is the fulfilment of mission of operating and managing a portfolio of real estate and financial services assets and operations to empower black persons in the United States through financial tools and resources, with a primary focus on: (1) creating and empowering local black businesses in urban America; and (2) creating real estate properties and businesses in opportunity zones and other distressed neighborhood across America. Our FINTEC operations would cover the basic areas of traditional banking-digitally enhanced, ML and AI enabled lending and insurance underwriting, areas of private equity, business lending and venture capital that invest in young black entrepreneurs, and seeding their viable business plans/ideas on blockchain-powered financial services delivery platform that connects, black entrepreneurs, black borrowers, consumers, banks, and institutional investors. Our real estate division invests in Opportunity Zones, Affordable Housing, and specialized real estate properties.

Corporate History

GiveMePower Corporation (the “PubCo” or “Company”), a Nevada corporation, was incorporated on June 7, 2001 to sell software geared to end users and developers involved in the design, manufacture, and construction of engineered products located in Canada and the United States. GiveMePower was originally incorporated in Alberta, Canada as GiveMePower.com Inc. on April 18, 2000, to sell software and web-based services geared to businesses involved in the design, manufacture, and construction of engineered products throughout North America. Effective September 15, 2000, the Company amended its Articles of Incorporation to change its corporate name to GiveMePower Inc. The founder of the Company began the implementation of this business plan under his 100%-owned private company, Sundance Marketing International Inc. (Sundance). Sundance has been in existence since 1991 and at one time was a market leader in the distribution of survey, mapping and infrastructure design software in the Canadian marketplace. On April 15, 1999, Mr. Walton entered into a license agreement with Felix Computer Aided Technologies GmbH (Felix) for the exclusive rights to distribute FCAD software in North America.

On December 20, 2000, the Company entered into a Plan and Agreement of Reorganization to undertake a reverse merger with a National Quotation Bureau public company called TelNet World Communications, Inc. (TelNet). TelNet was originally incorporated in the State of Utah on March 10, 1972 as Tropic Industries, Inc. (Tropic). Tropic became United Datacopy, Incorporated on February 24, 1987 which became Pen International, Inc. on March 21, 1994 and then TelNet World Communications, Inc. on March 4, 1998. TelNet had no operations nor any working capital when the Company entered into the reverse merger with it. GMP acquired the rights, title and interest to the domain name, givemepower.com from Sundance on February 16, 2001. In addition, Sundance agreed to assign its existing customer base to GMP and further agreed that it would terminate its license agreement with Felix immediately upon GMP securing its own agreement with Felix. GMP renegotiated the exclusive rights to co-develop, re-brand and distribute FCAD software in North America effective February 16, 2001. Effective July 5, 2001 the Company changed the name of TelNet to GiveMePower Corporation and changed the domicile from Utah to Nevada. The PubCo operated its business until 2009 when it ceased operation. Prior to ceasing operation, the Company sell software geared to end users and developers involved in the design, manufacture, and construction of engineered products located in Canada and the United States.

The PubCo has been dormant and non-operating since year 2009. PubCo is a public reporting company registered with the Securities Exchange Commissioner (“SEC”). In November 2009, the Company filed Form 15D, Suspension of Duty to Report, and as a result, the Company was not required to file any SEC forms since November 2009.

On December 31, 2019, International Venture Society LLC (IVS), the then custodian and control person of GiveMePower Corporation (the “PubCo” or “Company”), sold one Special 2019 series A preferred share (“Series A Share”) for $38,000 to Goldstein Franklin, Inc. (“Goldstein”), a California corporation, controlled by Frank I Igwealor. One Series A Share is convertible to 100,000,000 shares of common stocks at any time. The Series A Share also provided with 60% voting rights of the PubCo. On the same day, Goldstein sold one-member unit of Alpharidge Capital, LLC (“Alpharidge”), a California limited liability corporation, representing 100% member owner of Alpharidge to the PubCo. As a result, Alpharidge become a wholly owned subsidiary of PubCo until December 30, 2021 when the Company sold Alpharidge Capital LLC to Kid Castle Educational Corporation, a subsidiary of Video River Networks, Inc. both of which are publicly traded companies with ticker symbols KDCE and NIHK respectively.

The Company’s operating structure did not change as a result of the change of control, however, following the transaction on December 31, 2019, in which Goldstein Franklin, Inc. acquired control of the Company, Goldstein transferred one of its operating subsidiaries, Alpharidge Capital LLC into GMPW to become one of the Company’s operating subsidiaries. Prior to the transaction, the Company sell software geared to end users and developers involved in the design, manufacture, and construction of engineered products located in Canada and the United States.

On September 16, 2020, GiveMePower sold and issued 1,000,000 shares of its preferred stock (with 87% voting power), to Kid Castle Educational Corporation (“KDCE”), company related to, and controlled by GMPW President and CEO, in exchange for $3 in cash plus 100% interest in, and control of Community Economic Development Capital, LLC (“CED Capital”), a California Limited Liability Company, and 97% of the issued and outstanding shares of Cannabinoid Biosciences, Inc. (“CBDX”), a California corporation (which holds 45% of the total voting powers of KDCE) in an unregistered securities sale. This transaction was accounted for under the Consolidation Method using the variable interest entity (VIE) model wherein the Company consolidates all investees operating results if the Company expects to assume more than 50% of another entity’s expected losses or gains. The 1,000,000 shares of GMPW preferred stock acquired by KDCE gave to KDCE, approximately 87% voting control of Givemepower Corporation.

On April 21, 2021, GMPW sold Cannabinoid Biosciences, Inc. (“CBDX”), a California corporation, to Premier Information Management, Inc., a company that is also controlled by GMPW President and CEO, Mr. Frank I Igwealor, in exchange for $1 in cash. As further consideration pursuant to the stated sales, CBDX returned all of KDCE shares (100,000 shares of KDCE preferred stock and 900,000,000 shares of KDCE common stock, which altogether control 45% voting power) it held since October of 2019. Pursuant to the April 21, 2021 transaction, CBDX ceased from being a subsidiary of GMPW, effective April 21, 2021.

On December 30, 2021, GMPW repurchased back from KDCE, the 1,000,000 GMPW preferred share, which controls 87% voting block of GMPW, held by Kid Castle Educational Corporation, a subsidiary of Video River Networks, Inc., in exchange for one of GMPW’s subsidiaries, Alpharidge Capital LLC (“Alpharidge”), which effectively became an operating subsidiary of KDCE.

The consolidated financial statements of the Company therefore include the financial position and operating results of the all wholly owned subsidiaries of Company including Community Economic Development Capital, LLC. (“CED Capital”). Others include subsidiaries in which GiveMePower has a controlling voting interest and entities consolidated under the variable interest entities (“VIE”) provisions of ASC 810, “Consolidation” (“ASC 810”), after elimination of intercompany transactions and accounts.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries, in which the Company has a controlling voting interest and entities consolidated under the variable interest entities (“VIE”) provisions of ASC 810, “Consolidation” (“ASC 810”). Inter-company balances and transactions have been eliminated upon consolidation.

ASC 810 requires that the investor with the controlling financial interest should consolidate the investee/affiliate. ASC 810-10 requires that an equity interest investor consolidates a VIE when it retains an investment in the entity, is considered a variable interest investor in the entity, and is the primary beneficiary of the entity. An investor in a VIE is a “variable interest beneficiary” when, per an arrangement’s governing documents, the investor will absorb a portion of the VIE’s expected losses or will receive a portion of the entity’s “residual returns.” The variable interest beneficiary retaining a controlling financial interest in the VIE is designated as its “primary beneficiary” and must consolidate the VIE. A variable interest beneficiary retains a “controlling financial interest” in a VIE when that beneficiary retains the power to direct the activities of the VIE that have the greatest influence over the VIE’s economic performance and retains an obligation to absorb the VIE’s significant losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the ASC 810 test above, Kid Castle Educational Corporation is the primary beneficiary of GiveMePower Corporation (the “VIE”) because Kid Castle retained a controlling financial interest in the VIE and has the power to direct the activities of the VIE, having the greatest influence over the VIE’s economic performance and retains an obligation to absorb the VIE’s significant losses and the right to determine and receive benefits from the VIE.

Current Business and Organization – Subsidiaries

The Company, through its three wholly owned subsidiaries, Malcom Wingate Cush Franklin LLC (“MWCF”), Community Economic Development Capital, and Opportunity Zone Capital LLC (“OZC”), seeks to empower black persons in the United States through financial tools and resources as follows:

●	Opportunity Zone Capital, LLC (“OZC”) Capital Markets and Real Estate operations – Capital Markets and Real Estate operations consist primarily of principal transactions in public and private securities of opportunity-zone domiciled/linked businesses and rental real estate, affordable housing projects, opportunity zones, other property development and associated HOA activities. OZC development operations would be primarily through principal transactions and real estate investment, management and development of subsidiary that focuses primarily on opportunity-zone business opportunities, construction and sale of single-family and multi-family homes, lots in subdivisions and planned communities, and raw land for residential development; and

●	MWCF financial empowerment – MWCF would utilize operate the tools of financial education/training, mergers and acquisitions, private equity and business lending to invest and empower young black entrepreneurs, seeding their viable business plans and ideas and creating jobs in their communities. MWCF is primarily focus on: (1) creating and empowering local black businesses in urban America; and (2) creating real estate in opportunity zones and other distressed neighborhood across America.

●	Cash Management, Opportunistic and Event-Driven Investments: The Company keeps no more than 10% of its total assets in liquid cash or investments portfolio, which is actively managed by its directors and officers and invest primarily in equity investments on a long and short basis. The Company’s cash management policy which requires that the Company actively invests its excess cash into stocks, bonds and other securities is intended to provide the company greater levels of liquidity and current income. The Company uses proprietary trading models to capitalize on real-time market anomalies and generate ongoing income in the forms similar to hedge funds. Where necessary, the Company uses seeded entities to pursue real-time market transactions in publicly traded securities including but not limited to stocks, bonds, options, futures, forex, warrants, and other instruments.

Current Business and Organization - CED Capital

Community Economic Development Capital, LLC. (“CED Capital”), a California limited liability company, is a specialty real estate holding company for specialized assets including, affordable housing, opportunity zones properties, hemp and cannabis farms, dispensaries facilities, CBD related commercial facilities, industrial and commercial real estate, and other real estate related services. CED Capital principal business objective is to maximize returns through a combination of (1) generating good profit while making substantial social impact, (2) sustainable long-term growth in cash flows from increased rents, and (3) potential long-term appreciation in the value of its properties from capital gains upon future sale. The Company is engaged primarily in the ownership, operation, management, acquisition, development and redevelopment of predominantly multifamily housing and specialized industrial properties in the United States. This strategy includes the following components:

☐	Owning Specialized Real Estate Properties and Assets for Income. The Company intends to acquire multifamily housings, economic development real estate properties. The Company expects to hold acquired properties for investment and to generate stable and increasing rental income from leasing these properties to licensed growers.

☐	Owning Specialized Real Estate Properties and Assets for Appreciation. The Company intends to lease its acquired properties under long-term, triple-net leases. However, from time to time, the Company may elect to sell one or more properties if the Company believes it to be in the best interests of its stockholders. Accordingly, the Company will seek to acquire properties that it believes also have potential for long-term appreciation in value.

☐	Affordable Housing. Its motto is: “acquiring distressed/troubled properties, securing generous government subsidies, empowering low-income families, and generating above-market returns to investors.”

☐	Preserving Financial Flexibility on the Company’s Balance Sheet. The Company intends to focus on maintaining a conservative capital structure, in order to provide us flexibility in financing its growth initiatives.

NOTE 1 - NATURE OF BUSINESS

GiveMePower Corporation (the “PubCo” or “Company”), a Nevada corporation, was incorporated on June 7, 2001. The Company operates and manages a portfolio of real estate and financial services assets and operations to empower black persons in the United States through financial tools and resources. Givemepower is primarily focused on: (1) creating and empowering local black businesses in urban America; and (2) creating real estate properties and businesses in opportunity zones and other distressed neighborhood across America. The Company intends to commence the Banking and financial services division of our business as soon as we have raised enough capital to acquire an operating bank. GiveMePower intends to become a financial technology company (FINTEC) business that (1) one-to-four branch federally licensed bank in each jurisdiction, (2) a machine learning (ML) and artificial intelligence (AI) enabled loan and insurance underwriting platform, (3) blockchain-powered transaction processing and payment systems, (4) cryptocurrency transaction processing platform, and (5) emerging cryptocurrency opportunities portfolio; giving access to the unbanked, underserved residents of majorly black communities across the United State. This is the fulfilment of mission of operating and managing a portfolio of real estate and financial services assets and operations to empower black persons in the United States through financial tools and resources, with a primary focused on: (1) creating and empowering local black businesses in urban America; and (2) creating real estate properties and businesses in opportunity zones and other distressed neighborhood across America. Our FINTEC operations would cover the basic areas of traditional banking-digitally enhance, ML and Ai enabled lending and insurance underwriting, areas of private equity, business lending and venture capital that invest in young black entrepreneurs, and seeding their viable business plans/ideas on blockchain-powered financial services delivery platform that connects, black entrepreneurs, black borrowers, consumers, banks, and institutional investors. Our real estate division invests in Opportunity Zones, Affordable Housing, and specialized real estate properties.

Corporate History

GiveMePower Corporation (the “PubCo” or “Company”), a Nevada corporation, was incorporated on June 7, 2001 to sell software geared to end users and developers involved in the design, manufacture, and construction of engineered products located in Canada and the United States. GiveMePower was originally incorporated in Alberta, Canada as GiveMePower.com Inc. on April 18, 2000, to sell software and web-based services geared to businesses involved in the design, manufacture, and construction of engineered products throughout North America. Effective September 15, 2000, the Company amended its Articles of Incorporation to change its corporate name to GiveMePower Inc. The founder of the Company began the implementation of this business plan under his 100%-owned private company, Sundance Marketing International Inc. (Sundance). Sundance has been in existence since 1991 and at one time was a market leader in the distribution of survey, mapping and infrastructure design software in the Canadian marketplace. On April 15, 1999, Mr. Walton entered into a license agreement with Felix Computer Aided Technologies GmbH (Felix) for the exclusive rights to distribute FCAD software in North America.

On December 20, 2000, the Company entered into a Plan and Agreement of Reorganization to undertake a reverse merger with a National Quotation Bureau public company called TelNet World Communications, Inc. (TelNet). TelNet was originally incorporated in the State of Utah on March 10, 1972 as Tropic Industries, Inc. (Tropic). Tropic became United Datacopy, Incorporated on February 24, 1987 which became Pen International, Inc. on March 21, 1994 and then TelNet World Communications, Inc. on March 4, 1998. TelNet had no operations nor any working capital when the Company entered into the reverse merger with it. GMP acquired the rights, title and interest to the domain name, givemepower.com from Sundance on February 16, 2001. In addition, Sundance agreed to assign its existing customer base to GMP and further agreed that it would terminate its license agreement with Felix immediately upon GMP securing its own agreement with Felix. GMP renegotiated the exclusive rights to co-develop, re-brand and distribute FCAD software in North America effective February 16, 2001. Effective July 5, 2001 the Company changed the name of TelNet to GiveMePower Corporation and changed the domicile from Utah to Nevada. The PubCo operated its business until 2009 when it ceased operation. Prior to ceasing operation, the Company sell software geared to end users and developers involved in the design, manufacture, and construction of engineered products located in Canada and the United States.

The PubCo has been dormant and non-operating since year 2009. PubCo is a public reporting company registered with the Securities Exchange Commissioner (“SEC”). In November 2009, the Company filed Form 15D, Suspension of Duty to Report, and as a result, the Company was not required to file any SEC forms since November 2009.

On December 31, 2019, IVS, the then custodian and control person of GiveMePower Corporation (the “PubCo” or “Company”), sold one Special 2019 series A preferred share (“Series A Share”) for $38,000 to Goldstein Franklin, Inc. (“Goldstein”), a California corporation, controlled by Frank I Igwealor. One Series A Share is convertible to 100,000,000 shares of common stocks at any time. The Series A Share also provided with 60% voting rights of the PubCo. On the same day, Goldstein sold one-member unit of Alpharidge Capital, LLC (“Alpharidge”), a California limited liability corporation, representing 100% member owner of Alpharidge to the PubCo. As a result, Alpharidge become a wholly owned subsidiary of PubCo until December 30, 2021 when the Company sold Alpharidge Capital LLC to Kid Castle Educational Corporation, a subsidiary of Video River Networks, Inc. both of which are publicly traded companies with ticker symbols KDCE and NIHK respectively.

The Company’s operating structure did not change as a result of the change of control, however, following the transaction on December 31, 2019, in which Goldstein Franklin, Inc. acquired control of the Company, Goldstein transferred one of its operating subsidiaries, Alpharidge Capital LLC into GMPW to become one of the Company’s operating subsidiaries. Prior to the transaction, the Company sell software geared to end users and developers involved in the design, manufacture, and construction of engineered products located in Canada and the United States.

On September 16, 2020, GiveMePower sold and issued 1,000,000 shares of its preferred stock (with 87% voting power), to to Kid Castle Educational Corporation (“KDCE”), company related to, and controlled by GMPW President and CEO, in exchange for $3 in cash plus 100% interest in, and control of Community Economic Development Capital, LLC (“CED Capital”), a California Limited Liability Company, and 97% of the issued and outstanding shares of Cannabinoid Biosciences, Inc. (“CBDX”), a California corporation (which holds 45% of the total voting powers of KDCE) in an unregistered securities sale. This transaction was accounted for under the Consolidation Method using the variable interest entity (VIE) model wherein the Company consolidates all investees operating results if the Company expects to assume more than 50% of another entity’s expected losses or gains. The 1,000,000 shares of GMPW preferred stock acquired by KDCE gave to KDCE, approximately 87% voting control of Givemepower Corporation.

On April 21, 2021, GMPW sold Cannabinoid Biosciences, Inc. (“CBDX”), a California corporation, to Premier Information Management, Inc., a company that is also controlled by GMPW President and CEO, Mr. Frank I Igwealor, in exchange for $1 in cash. As further consideration pursuant to the stated sales, CBDX returned all of KDCE shares (100,000 shares of KDCE preferred stock and 900,000,000 shares of KDCE common stock, which altogether control 45% voting power) it held since October of 2019. Pursuant to the April 21, 2021 transaction, CBDX ceased from being a subsidiary of GMPW, effective April 21, 2021.

On December 30, 2021, GMPW repurchased back from KDCE, the 1,000,000 GMPW preferred share, which controls 87% voting block of GMPW, held by Kid Castle Educational Corporation, a subsidiary of Video River Networks, Inc., in exchange for one of GMPW’s subsidiaries, Alpharidge Capital LLC (“Alpharidge”), which effectively became an operating subsidiary of KDCE. The consolidated financial statements of the Company do not include Alpharidge.

The consolidated financial statements of the Company therefore include the financial position and operating results of the all wholly owned subsidiaries of Company including Community Economic Development Capital, LLC. (“CED Capital”). Others include subsidiaries in which GiveMePower has a controlling voting interest and entities consolidated under the variable interest entities (“VIE”) provisions of ASC 810, “Consolidation” (“ASC 810”), after elimination of intercompany transactions and accounts.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries, in which the Company has a controlling voting interest and entities consolidated under the variable interest entities (“VIE”) provisions of ASC 810, “Consolidation” (“ASC 810”). Inter-company balances and transactions have been eliminated upon consolidation.

ASC 810 requires that the investor with the controlling financial interest should consolidate the investee/affiliate. ASC 810-10 requires that an equity interest investor consolidates a VIE when it retains an investment in the entity, is considered a variable interest investor in the entity, and is the primary beneficiary of the entity. An investor in a VIE is a “variable interest beneficiary” when, per an arrangement’s governing documents, the investor will absorb a portion of the VIE’s expected losses or will receive a portion of the entity’s “residual returns.” The variable interest beneficiary retaining a controlling financial interest in the VIE is designated as its “primary beneficiary” and must consolidate the VIE. A variable interest beneficiary retains a “controlling financial interest” in a VIE when that beneficiary retains the power to direct the activities of the VIE that have the greatest influence over the VIE’s economic performance and retains an obligation to absorb the VIE’s significant losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the ASC 810 test above, Kid Castle Educational Corporation is the primary beneficiary of GiveMePower Corporation (the “VIE”) because Kid Castle retained a controlling financial interest in the VIE and has the power to direct the activities of the VIE, having the greatest influence over the VIE’s economic performance and retains an obligation to absorb the VIE’s significant losses and the right to determine and receive benefits from the VIE.

Current Business and Organization - Subsidiaries

The Company, through its three wholly owned subsidiaries, Malcom Wingate Cush Franklin LLC (“MWCF”), Community Economic Development Capital, and Opportunity Zone Capital LLC (“OZC”), seeks to empower black persons in the United States through financial tools and resources as follows:

●	Opportunity Zone Capital, LLC (“OZC”) Capital Markets and Real Estate operations – Capital Markets and Real Estate operations consist primarily of principal transactions in public and private securities of opportunity-zone domiciled/linked businesses and rental real estate, affordable housing projects, opportunity zones, other property development and associated HOA activities. OZC development operations would be primarily through principal transactions and real estate investment, management and development of subsidiary that focuses primarily on opportunity-zone business opportunities, construction and sale of single-family and multi-family homes, lots in subdivisions and planned communities, and raw land for residential development; and

●	MWCF financial empowerment – MWCF would utilize operate the tools of financial education/training, mergers and acquisitions, private equity and business lending to invest and empower young black entrepreneurs, seeding their viable business plans and ideas and creating jobs in their communities. MWCF is primarily focused on: (1) creating and empowering local black businesses in urban America; and (2) creating real estate in opportunity zones and other distressed neighborhood across America.

●	Cash Management, Opportunistic and Event-Driven Investments: The Company keeps no more than 10% of its total assets in liquid cash or investments portfolio, which is actively managed by its directors and officers and invest primarily in equity investments on a long and short basis. The Company’s cash management policy which requires that the Company actively invests its excess cash into stocks, bonds and other securities is intended to provide the company greater levels of liquidity and current income. The Company uses proprietary trading models to capitalize on real-time market anomalies and generate ongoing income in the forms similar to hedge funds. Where necessary, the Company uses seeded entities to pursue real-time market transactions in publicly traded securities including but not limited to stocks, bonds, options, futures, forex, warrants, and other instruments.

Current Business and Organization - CED Capital

Community Economic Development Capital, LLC. (“CED Capital”), a California limited liability company, is a specialty real estate holding company for specialized assets including, affordable housing, opportunity zones properties, hemp and cannabis farms, dispensaries facilities, CBD related commercial facilities, industrial and commercial real estate, and other real estate related services. CED Capital principal business objective is to maximize returns through a combination of (1) generating good profit while making substantial social impact, (2) sustainable long-term growth in cash flows from increased rents, and (3) potential long-term appreciation in the value of its properties from capital gains upon future sale. The Company is engaged primarily in the ownership, operation, management, acquisition, development and redevelopment of predominantly multifamily housing and specialized industrial properties in the United States. This strategy includes the following components:

☐	Owning Specialized Real Estate Properties and Assets for Income. The Company intends to acquire multifamily housings, economic development real estate properties. The Company expects to hold acquired properties for investment and to generate stable and increasing rental income from leasing these properties to licensed growers.

☐	Owning Specialized Real Estate Properties and Assets for Appreciation. The Company intends to lease its acquired properties under long-term, triple-net leases. However, from time to time, the Company may elect to sell one or more properties if the Company believes it to be in the best interests of its stockholders. Accordingly, the Company will seek to acquire properties that it believes also have potential for long-term appreciation in value.

☐	Affordable Housing. Its motto is: “acquiring distressed/troubled properties, securing generous government subsidies, empowering low-income families, and generating above-market returns to investors.”

☐	Preserving Financial Flexibility on the Company’s Balance Sheet. The Company intends to focus on maintaining a conservative capital structure, in order to provide us flexibility in financing its growth initiatives.